Income Taxes (Details) - Schedule of Effective Income Tax Rate Reconciliation - USD ($)	6 Months Ended	12 Months Ended		15 Months Ended
	Nov. 30, 2021	May 31, 2021	May 31, 2020	Nov. 30, 2021
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Income (loss) before provision for income taxes	$ 547,684			$ (208,255)
Provision for income taxes	$ 469,057	$ 2,490,295	$ 0	$ 140,717
Effective tax rate	8.30%	21.00%	21.00%	2.50%